10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Income and Social Contribution Taxes [Line Items]
Deferred tax	R$ 2,467,202
2020 [Member]
Income and Social Contribution Taxes [Line Items]
Deferred tax	53,685
2021 [Member]
Income and Social Contribution Taxes [Line Items]
Deferred tax	100,037
2022 [Member]
Income and Social Contribution Taxes [Line Items]
Deferred tax	159,307
2023 [Member]
Income and Social Contribution Taxes [Line Items]
Deferred tax	267,209
2024 [Member]
Income and Social Contribution Taxes [Line Items]
Deferred tax	291,568
2025 to 2027 [Member]
Income and Social Contribution Taxes [Line Items]
Deferred tax	945,298
2028 onwards [Member]
Income and Social Contribution Taxes [Line Items]
Deferred tax	R$ 650,098